Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit) (Tables)	6 Months Ended
Jan. 31, 2023
Temporary Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock consists of (in thousands, except share data):

	Predecessor
	February 1, 2022 to August 3, 2022		Year Ended January 31, 2022
	Shares Issued and Outstanding	Amount	Shares Issued and Outstanding	Amount
Convertible preferred stock—Series E, $0.00001 par value—authorized 19,033,653 shares; (liquidation preference $28,354,249)	15,767,013	$36,291	15,227,437	$33,248
Convertible preferred stock—Series D, $0.00001 par value—authorized 14,833,942 shares; (liquidation preference $21,222,496)	13,871,547	21,067	13,871,547	21,067
Convertible preferred stock—Series D-2, $0.00001 par value—authorized 993,868 shares (liquidation preference $1,216,439)	993,868	1,451	993,868	1,451
Convertible preferred stock—Series D-1, $0.00001 par value—authorized shares 5,878,303 (liquidation preference $8,094,053)	5,878,303	8,171	5,878,303	8,171
Convertible preferred stock—Series C-1, $0.00001 par value—authorized 16,208,756 shares (liquidation preference $14,037,000)	11,882,605	16,836	11,376,115	13,979
Convertible preferred stock—Series C, $0.00001 par value—authorized 21,124,700 shares (liquidation preference $19,999,999)	21,124,699	19,899	21,124,699	19,899
Convertible preferred stock—Series B, $0.00001 par value—authorized 26,914,949 shares (liquidation preference $22,124,088)	26,914,949	22,047	26,914,949	22,047
Convertible preferred stock—Series A, $0.00001 par value—authorized 16,122,188 shares (liquidation preference $10,246,261)	15,997,285	10,159	15,997,285	10,159
Convertible preferred stock—Series seed, $0.00001 par value—authorized 9,198,372 shares (liquidation preference $2,285,795)	9,198,372	2,208	9,198,372	2,208

	121,628,641	$138,129	120,582,575	$132,229

Predecessor Preferred Stock Series	Original Issue Date	Effective Date of Conversion Price	Original Issue Price	Conversion Price	Conversion Ratio
Series A	April 14, 2014	November 20, 2015	$0.640	$0.320	2.0
Series B	November 20, 2015	November 20, 2015	$0.822	$0.411	2.0
Series C	April 26, 2017	April 26, 2017	$0.947	$0.473	2.0
Series C-1	May 31, 2018	May 31, 2018	$1.234	$0.617	2.0
Series D	December 20, 2019	December 20, 2019	$1.530	$0.765	2.0
Series D-1	December 20, 2019	December 20, 2019	$1.224	$0.612	2.0
Series D-2	December 20, 2019	December 20, 2019	$1.377	$0.688	2.0
Series E	September 30, 2020	September 30, 2020	$1.862	$0.931	2.0

Predecessor Preferred Stock Series	Original Issue Date	Effective Date of Conversion Price	Original Issue Price	Conversion Price	Conversion Ratio
Seed Series	June 21, 2013	June 21, 2013	$0.249	$0.249	1.0
Seed Series	November 20, 2015	November 20, 2015	$0.249	$0.124	2.0

Schedule of Common Stock Reserved for Future Issuance
The Company’s and Predecessor’s common stock reserved for future issuance is as follows:

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Series Seed redeemable convertible preferred stock	—	18,396,744
Series A redeemable convertible preferred stock	—	31,994,570
Series B redeemable convertible preferred stock	—	53,829,898
Series C redeemable convertible preferred stock	—	42,249,398
Series C-1 redeemable convertible preferred stock	—	22,752,230
Series D redeemable convertible preferred stock	—	27,743,094
Series D-1 redeemable convertible preferred stock	—	11,756,606
Series D-2 redeemable convertible preferred stock	—	1,987,736
Series E redeemable convertible preferred stock	—	30,454,874
Common stock warrants	16,213,430	1,924,790
Series A redeemable convertible preferred stock warrants	—	249,806
Series B redeemable convertible preferred stock warrants	—	292,682
Series C-1 redeemable convertible preferred stock warrants	—	1,296,700
Series E redeemable convertible preferred stock warrants	—	1,825,944
Stock options issued and outstanding	7,869,050	21,715,815
Restricted stock units issued and outstanding	2,802,426	—
Sponsor earn-out shares	1,293,750	—
Shares available for future grant under the 2022 plan	15,829,510	—
Shares available for future grant under the 2013 plan	—	1,193,436

	44,008,166	269,664,323